Other liabilities - Summary of Other Provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning Balance	€ 1,947	€ 4,697
Additions	1,412	2,803
Used	(205)	(3,406)
Released	(123)	(2,147)
Ending Balance	3,031	1,947
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	1,751	116
Additions	72	1,690
Used	(56)	(55)
Released	(30)	0
Ending Balance	1,737	1,751
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning Balance	196	4,581
Additions	1,340	1,113
Used	(149)	(3,351)
Released	(93)	(2,147)
Ending Balance	€ 1,294	€ 196